Statement to Securityholder

Ally Auto Receivables Trust 2011-2

Distribution Information	Deal Information
1. Distribution Summary	Deal:	Ally Auto Receivables Trust 2011-2

2. Factor Summary	Asset Type:	Consumer Retail

3. Interest Summary	Closing Date:	5/5/2011

4. Collections and Distributions	Bloomberg Ticker:	ALLYA 2011-2

5. Collateral Summary	Collection Period, Begin:	8/1/2014

	Collection Period, End:	8/31/2014

6. Charge-Off and Delinquency Rates	Determination Date:	9/10/2014

7. Credit Instruments	Distribution Date:	9/15/2014

ABS Investor Relations - Ally Financial Inc. as Servicer:

8. Performance Tests	Telephone:	(866) 710-4623

	E-Mail:	securitization@ally.com
The Class B Notes, the Class C Notes and the Class D Notes have not been registered under the United States Securities Act of 1933, as amended (the "Securities Act"), or the securities laws of any other jurisdiction. The Class B Notes, the Class C Notes and the Class D Notes are not transferable, other than to a qualified institutional buyer (as defined in Rule 144A) or pursuant to another exemption under the Securities Act, and subject to satisfaction of certain other provisions of the Indenture.

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

1. Distribution Summary

Class	CUSIP	Initial Note	Beginning Note	Note Rate	Principal	Interest	Total	Principal	Interest	Ending Note
		Principal Balance	Principal Balance		Distribution	Distribution	Distribution	Carryover	Carryover	Principal Balance
							(3) + (4) = (5)	Shortfall	Shortfall	(1) - (3) - (6) = (8)
			(1)	(2)	(3)	(4)	(5)	(6)	(7)	(8)
A-1	02005VAA0	140,000,000.00	0.00	0.25414000	0.00	0.00	0.00	0.00	0.00	0.00
A-2	02005VAB8	225,000,000.00	0.00	0.67000000	0.00	0.00	0.00	0.00	0.00	0.00
A-3	02005VAC6	240,000,000.00	0.00	1.18000000	0.00	0.00	0.00	0.00	0.00	0.00
A-4	02005VAD4	142,760,000.00	52,361,300.42	1.98000000	8,347,588.13	86,396.15	8,433,984.28	0.00	0.00	44,013,712.29
B	02005VAE2	21,700,000.00	21,700,000.00	2.59000000	0.00	46,835.83	46,835.83	0.00	0.00	21,700,000.00
C	02005VAF9	22,500,000.00	22,500,000.00	2.83000000	0.00	53,062.50	53,062.50	0.00	0.00	22,500,000.00
D	02005VAG7	10,040,000.00	10,040,000.00	3.38000000	0.00	28,279.33	28,279.33	0.00	0.00	10,040,000.00
Deal Totals		802,000,000.00	106,601,300.42		8,347,588.13	214,573.81	8,562,161.94	0.00	0.00	98,253,712.29

2. Factor Summary
(Amount per $1,000 of Original Principal)

Class	Beginning Note Pool	Principal Distribution	Interest Distribution	Total Distribution	Interest Carryover	Ending Note Pool
	Factor	Factor	Factor	Factor	Shortfall Factor	Factor
A-1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-4	366.77851233	58.47287847	0.60518458	59.07806304	0.00000000	308.30563386
B	1,000.00000000	0.00000000	2.15833318	2.15833318	0.00000000	1,000.00000000
C	1,000.00000000	0.00000000	2.35833333	2.35833333	0.00000000	1,000.00000000
D	1,000.00000000	0.00000000	2.81666633	2.81666633	0.00000000	1,000.00000000

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

Beginning Aggregate Note Pool Factor:	132.91932721
Ending Aggregate Note Pool Factor:	122.51086320

Beginning Reserve Account Balance Factor:	1,000.00000000
Reserve Account Draw, distributed to Noteholders, Factor:	0.00000000
Reserve Account Draw, distributed to Certificateholders, Factor:	0.00000000
Ending Reserve Account Balance Factor:	1,000.00000000

3. Interest Summary

Class	Accrual Methodology	Beginning Note	Note Rate	Target Interest	Actual Interest	Interest Shortfall	Remaining Unpaid
		Principal Balance		Distribution	Distribution	Amount	Interest Carryover
						Allocated/(Repaid)	Shortfall
						(1) - (2) = (3)
				(1)	(2)	(3)
A-1	Actual/360	0.00	0.25414000	0.00	0.00	0.00	0.00
A-2	30/360	0.00	0.67000000	0.00	0.00	0.00	0.00
A-3	30/360	0.00	1.18000000	0.00	0.00	0.00	0.00
A-4	30/360	52,361,300.42	1.98000000	86,396.15	86,396.15	0.00	0.00
Class A Totals		52,361,300.42		86,396.15	86,396.15	0.00	0.00

B	30/360	21,700,000.00	2.59000000	46,835.83	46,835.83	0.00	0.00
C	30/360	22,500,000.00	2.83000000	53,062.50	53,062.50	0.00	0.00
D	30/360	10,040,000.00	3.38000000	28,279.33	28,279.33	0.00	0.00
Deal Totals		106,601,300.42		214,573.81	214,573.81	0.00	0.00

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

4. Collections and Distributions

Collections
Receipts During the Period	8,770,200.09
Administrative Purchase Payments	14,294.23
Warranty Payments	0.00
Liquidation Proceeds (Recoveries) Less Liquidation Expenses	130,475.99
Other Fees or Expenses Paid	0.00
Total Collections	8,914,970.31

Beginning Reserve Account Balance	4,018,078.24
Total Available Amount	12,933,048.55

Distributions
Total Available Amount	12,933,048.55
Basic Servicing Fee	97,733.43
Aggregate Class A Interest Distributable Amount	86,396.15
First Priority Principal Distributable Amount	0.00
Aggregate Class B Interest Distributable Amount	46,835.83
Second Priority Principal Distributable Amount	0.00
Aggregate Class C Interest Distributable Amount	53,062.50
Third Priority Principal Distributable Amount	0.00
Aggregate Class D Interest Distributable Amount	28,279.33
Fourth Priority Principal Distributable Amount	311,431.65
Reserve Account Deposit	4,018,078.24
Noteholders' Regular Principal Distributable Amount	8,036,156.48
Indenture Trustee Expenses	0.00
Excess Total Available Amount to the Certificateholders	255,074.94

Supplemental Servicing Fees	16,872.84
Other Fees or Expenses Accrued	0.00
Liquidation Expenses	2,583.52

Statement to Securityholder

Ally Auto Receivables Trust 2011-2
 5. Collateral Summary

A. Balances

		Original Balance	Beginning Balance	Ending Balance
	Number of Receivables	35,221	13,576	13,129
Deal Totals	Aggregate Receivables Principal Balance	803,615,647.96	114,637,456.90	106,289,868.77
	Aggregate Amount Financed	850,020,571.30	117,280,119.69	108,648,045.92

There have been no receivables with respect to which material breaches of pool asset representations or warranties or transaction covenants have occurred.

B. Pool Composition - Weighted Averages

	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending Weighted	Inception	Beginning	Ending
	Weighted	Weighted	Average Coupon	Weighted	Weighted	Average Original	Weighted	Weighted	Weighted
	Average Coupon	Average Coupon		Average Original	Average Original	Maturity	Average	Average	Average
				Maturity	Maturity		Remaining	Remaining	Remaining
							Maturity	Maturity	Maturity
Deal Totals	3.72000000	3.71663340	3.73093319	64.61	66.74	66.79	57.12	21.50	20.71

C. Pool Composition - Prepayments

Month	1	2	3	4	5	6	7	8	9	10	11	12	13	14	15	16	17	18	19	20
Monthly	1.38%	1.31%	1.28%	1.11%	1.31%	1.29%	1.28%	1.25%	1.20%	1.27%	1.29%	1.40%	1.27%	1.33%	1.16%	1.38%	1.44%	1.26%	1.50%	1.26%

Month	21	22	23	24	25	26	27	28	29	30	31	32	33	34	35	36	37	38	39	40
Monthly	1.31%	1.45%	1.28%	1.33%	1.36%	1.32%	1.21%	1.43%	1.38%	1.27%	1.29%	1.03%	1.21%	1.16%	1.07%	1.27%	1.23%	1.22%	1.26%	1.27%

Month	41	42	43	44	45	46	47	48	49	50	51	52	53	54	55	56	57	58	59	60
Monthly	1.12%

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

6. Charge-Off and Delinquency Rates

A. Current

	Charge-Off Rate			Delinquency Rate
	Average Receivables	Credit Repurchases	Loss Rate	Total Accounts	Accounts over 60	Percent Delinquent
Current	112,964,082.81	49,821.23	0.5292%	13,129	35	0.2666%
Preceding	122,203,593.45	(1,682.43)	-0.0165%	13,576	25	0.1841%
Next Preceding	132,227,800.57	29,627.21	0.2689%	14,112	32	0.2268%
Three Month Average			0.2605%			0.2258%

B. Cumulative

	Aggregate Amount	Cumulative Net	Cumulative Loss Rate	Delinquency	Total Accounts	Total Balance
	Financed	Charge-Offs		Stratification
Totals	850,020,571.30	2,437,305.86	0.2867%	31 - 60 days	131	1,526,279.56
The information contained in this report is defined or determined in a manner consistent				61 - 90 days	23	268,544.73
with the prospectus for Ally Auto Receivables Trust 2011-2 related to delinquencies,				> 90 days	12	125,539.77
charge-offs or uncollectible accounts.

There have been no material changes in determining delinquencies, charge-offs or uncollectible amounts.
				Bankruptcies	Total Accounts	Total Balance
				Prior Period[1]	149	1,537,993.98
				Current Period	9	76,060.03
1. Prior Period Bankruptcies reflect currently active accounts.				Inventory Charged Off[2]	7	51,561.35
2. Bankruptcy Inventory Charged-Off includes both bankruptcies returned to active status				Ending Inventory	151	1,562,492.66
and charge-offs on prior period bankruptcies.

Statement to Securityholder

Ally Auto Receivables Trust 2011-2

7. Credit Instruments

A. Reserve Accounts

Account	Initial Balance	Beginning Balance	ADDITIONS	REDUCTIONS		Ending Balance	Required Cash Reserve Amount
				Draws	Releases
Cash Reserve	4,018,078.24	4,018,078.24	0.00	0.00	0.00	4,018,078.24	4,018,078.24

8. Performance Tests

Event of Default	All Tests Passed
Servicer Default	All Tests Passed
Overcollateralization Target reached?	YES
Initial Overcollateralization	1,615,647.96
Current Overcollateralization	8,036,156.48
Overcollateralization Target	8,036,156.48

There have been no material modifications, extensions or waivers relating to the terms of or fees, penalties or payments on, pool assets during the distribution period or that, cumulatively, have become material over time.
This Servicer Certificate relates only to AART 2011-2. This Servicer Certificate should not be relied upon with respect to any other security. The information contained herein is only an indication of past performance and does not predict how AART 2011-2 will perform in the future.